Stock Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stock Incentive Plans
Stock Incentive Plans

10. Stock Incentive Plans

2013 Equity Incentive Plan

Effective November 1, 2013, the Company’s board of directors and sole stockholder adopted the Jaguar Animal Health, Inc. 2013 Equity Incentive Plan (the “2013 Plan”). The 2013 Plan allows the Company’s board of directors to grant stock options, restricted stock awards and restricted stock unit awards to employees, officers, directors and consultants of the Company. As of December 31, 2013, the Company had reserved 300,000 shares of its common stock for issuance under the 2013 Plan. In April 2014, the board of directors amended the 2013 Plan to increase the shares reserved for issuance to 847,533 shares. Following the effective date of the IPO and after effectiveness of any grants under the 2013 Plan that were contingent on the IPO, no additional stock awards will be granted under the 2013 Plan. Outstanding grants continue to be exercisable, however any unissued shares under the plan and any forfeitures of outstanding options do not rollover to the 2014 Stock Incentive Plan.

2014 Stock Incentive Plan

Effective May 12, 2015, the Company adopted the Jaguar Animal Health, Inc. 2014 Stock Incentive Plan (“2014 Plan”). The 2014 Plan provides for the grant of options, restricted stock and restricted stock units to eligible employees, directors and consultants to purchase the Company’s common stock. The Company reserved 333,333 shares of common stock for issuance pursuant to the 2014 Plan. On January 1, 2017 and 2016, the Company added 280,142 and 162,498 shares to the option pool in accordance with the 2014 Plan that provides for automatic share increases on the first day of each fiscal year in the amount of 2% of the outstanding number of shares of the Company’s common stock on last day of the preceding calendar year. The 2014 Plan replaces the 2013 Plan except that all outstanding options under the 2013 Plan remain outstanding until exercised, cancelled or until they expire.

In July 2015, the Company amended the 2014 Plan reserving an additional 550,000 shares under the plan contingent upon approval by the Company’s stockholders at the June 2016 annual stockholders meeting. In June 2016, the Company amended the 2014 Plan once again, modifying the increase from 550,000 shares to 1,550,000 shares, which was approved at the 2016 annual stockholders meeting.

Stock Options and Restricted Stock Units (“RSUs”)

The following table summarizes incentive plan activity for the three months ended March 31, 2017:

	Shares Available for Grant	Stock Options Outstanding	RSUs Outstanding	Weighted Average Stock Option Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Combined Incentive Plan Balance—December 31, 2016	39,988	2,571,220	20,789	$2.52	8.77	$—

2014 Stock Incentive Plan Activity:
Additional shares authorized	280,142
Options granted	(18,000)	18,000		0.71
Options cancelled	60,570	(60,570)		1.67

Combined Incentive Plan Balance—March 31, 2017	362,700	2,528,650	20,789	$2.53	8.71	$53,824

Options vested and exercisable—March 31, 2017		1,107,583		$3.36	8.05	$3,872

Options vested and expected to vest—March 31, 2017		2,237,254		$2.55	8.66	$45,912

There was no option activity related to the 2013 Equity Incentive Plan in the three months ended March 31, 2017.

The weighted average grant date fair value of stock options granted was $0.46 during the three months ended March 31, 2017.  No options were granted in the same period in 2016.

The number of option shares that vested in the three months ended March 31, 2017 and 2016 was 185,005 shares and 61,944 shares, respectively. The grant date weighted average fair value of option shares that vested in the three months ended March 31, 2017 and 2016 was $185,646 and $92,557, respectively.

No options were exercised in the three months ended March 31, 2017 or 2016.

The intrinsic value is computed as the options granted multiplied by the difference between the fair market value of the Company’s common stock of $1.00 on March 31, 2017 and the grant date stock option exercise price.

The Company granted RSUs in 2014 and 2015 under the 2013 Equity Incentive Plan. The units granted vest upon the occurrence of both a liquidity event and satisfaction of the service-based requirement. The time-based vesting provides that 50% of the RSU will vest on January 1, 2016 and the remaining 50% vest on July 1, 2017. The Company began recording stock-based compensation expense relating to the RSU grants effective May 18, 2015, the date of the Company’s initial public offering, and the date the liquidity condition was met. The stock-based compensation expense is based on the grant date fair value which is the equivalent to the fair market value on the date of grant, and is amortized over the vesting period using the straight-line method, net of estimated forfeitures. On January 1, 2016, the Company issued 17,546 shares of its common stock in exchange for 27,768 vested and released RSUs, net of 10,172 RSU shares used to pay withholding taxes.

Stock-Based Compensation

The following table summarizes stock-based compensation expense related to stock options and RSUs for the three months ended March 31, 2017 and 2016, and are included in the statements of operations and comprehensive loss as follows:

	Three Months Ended
	March 31,
	2017	2016
Research and development expense	$65,799	$25,333
Sales and marketing expense	7,658	8,681
General and administrative expense	154,579	69,528

Total	$228,036	$103,542

As of March 31, 2017, the Company had $1,129,007 of unrecognized stock-based compensation expense for options and restricted stock units outstanding, which is expected to be recognized over a weighted-average period of 1.94 years.

The estimated grant-date fair value of employee stock options was calculated using the Black-Scholes option-pricing model. There were no grants to Company employees in the three months ended March 31, 2016.

	Three months ended
	March 31,
	2017	2016
Weighted-average volatility	74.26%	—
Weighted-average expected term (years)	5.82	—
Risk-free interest rate	1.98%	—
Expected dividend yield	—	—

The estimated grant-date fair value of non-employee stock options was calculated using the Black-Scholes option-pricing model.  Although there were no grants to non-employees in the three months ended March 31, 2017 or 2016, the option granted on September 8, 2015 was revalued using the following assumptions:

	Three months ended
	March 31,
	2017	2016
Weighted-average volatility	—	78.51%
Weighted-average expected term (years)	—	9.44
Risk-free interest rate	—	1.74%
Expected dividend yield	—	—

10. Stock Incentive Plans

2013 Equity Incentive Plan

        Effective November 1, 2013, the Company's board of directors and sole stockholder adopted the Jaguar Animal Health, Inc. 2013 Equity Incentive Plan (the "2013 Plan"). The 2013 Plan allows the Company's board of directors to grant stock options, restricted stock awards and restricted stock unit awards to employees, officers, directors and consultants of the Company. As of December 31, 2013, the Company had reserved 300,000 shares of its common stock for issuance under the 2013 Plan. In April 2014, the board of directors amended the 2013 Plan to increase the shares reserved for issuance to 847,533 shares. Following the effective date of the IPO and after effectiveness of any grants under the 2013 Plan that were contingent on the IPO, no additional stock awards will be granted under the 2013 Plan. Outstanding grants continue to be exercisable, however any unissued shares under the plan and any forfeitures of outstanding options do not rollover to the 2014 Stock Incentive Plan.

2014 Stock Incentive Plan

        Effective May 12, 2015, the Company adopted the Jaguar Animal Health, Inc. 2014 Stock Incentive Plan ("2014 Plan"). The 2014 Plan provides for the grant of options, restricted stock and restricted stock units to eligible employees, directors and consultants to purchase the Company's common stock. The Company reserved 333,333 shares of common stock for issuance pursuant to the 2014 Plan. The Company added 162,498 shares to the plan in accordance with the Plan that provides for automatic share increases on the first day of each fiscal year in the amount of 2% of the outstanding number of shares of the Company's common stock on last day of the preceding calendar year. The 2014 Plan replaces the 2013 Plan except that all outstanding options under the 2013 Plan remain outstanding until exercised, cancelled or until they expire.

        In July 2015, the Company amended the 2014 Plan reserving an additional 550,000 shares under the plan contingent upon approval by the Company's stockholders at the June 2016 annual stockholders meeting. In June 2016, the Company amended the 2014 Plan once again, modifying the increase from 550,000 shares to 1,550,000 shares, which was approved at the 2016 annual stockholders meeting.

Stock Options and Restricted Stock Units ("RSUs")

        The following table summarizes incentive plan activity for the years ended December 31, 2016 and 2015:

	Shares Available for Grant	Stock Options Outstanding	RSUs Outstanding	Weighted Average Stock Option Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
2013 Equity Incentive Plan Balance—December 31, 2014	119,077	659,554	68,902	$2.67
Additional shares authorized	—
Options granted	(176,364)	176,364	—	$7.00
Options cancelled	95,784	(95,784)	—	$2.53
Options available for grant cancelled upon IPO	(51,863)	—
Options cancelled post-IPO not rolled back into the 2013 Plan	—	(42,128)
Options exercised	—	(5,000)	—	$2.53
RSUs granted	(1,484)	—	1,484
RSUs cancelled	14,850	—	(14,850)

2013 Equity Incentive Plan Balance—December 31, 2015	—	693,006	55,536	$3.74
2014 Stock Stock Plan Balance—December 31, 2014	—
Shares authorized	333,333
Options granted	(241,500)	241,500		$4.32
Options cancelled	15,000	(15,000)		$5.09

Combined Incentive Plan Balance—December 31, 2015	106,833	919,506	55,536	$3.87	8.81	$—
2013 Equity Incentive Plan Activity:
Options cancelled not rolled back into the 2013 Plan		(127,629)		$4.19
RSUs vested and released			(27,768)
RSUs cancelled			(6,979)
2014 Stock Incentive Plan Activity:
Additional shares authorized	1,712,498
Options granted	(1,927,121)	1,927,121		$1.97
Options cancelled	147,778	(147,778)		$2.28

Combined Incentive Plan Balance—December 31, 2016	39,988	2,571,220	20,789	$2.52	8.77

Options vested and exercisable—December 31, 2016		983,147		$3.41	8.25	$—

Options vested and expected to vest—December 31, 2016		2,163,246		$2.52	8.73	$—

        The weighted average grant date weighted average fair value of stock options granted was $0.86 and $2.90 per share during the years ended December 31, 2016 and 2015.

        The number of option shares that vested in the years ended December 31, 2016 and 2015 was 655,481 shares and 413,063 shares, respectively. The grant date weighted average fair value of option shares that vested in the years ended December 31, 2016 and 2015 was $722,134 and $893,974, respectively.

        The grant date weighted-average fair value of options exercised was $0.43 in the year December 31, 2015 of which there was no intrinsic value. No options were exercised in the year ended December 31, 2016.

        The Company granted RSUs in 2014 and 2015 under the 2013 Equity Incentive Plan. The units granted vest upon the occurrence of both a liquidity event and satisfaction of the service-based requirement. The time-based vesting provides that 50% of the RSU will vest on January 1, 2016 and the remaining 50% vest on July 1, 2017. The Company began recording stock-based compensation expense relating to the RSU grants effective May 18, 2015, the date of the Company's initial public offering, and the date the liquidity condition was met. The stock-based compensation expense is based on the grant date fair value which is the equivalent to the fair market value on the date of grant, and is amortized over the vesting period using the straight-line method, net of estimated forfeitures. On January 1, 2016, the Company issued 17,546 shares of its common stock in exchange for 27,768 vested and released RSUs, net of 10,172 RSU shares used to pay withholding taxes.

Stock-Based Compensation

        The following table summarizes stock-based compensation expense related to stock options and RSUs for the three months ended December 31, 2016 and 2015, and are included in the statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2016	2015
Research and development expense	$181,489	$472,145
Sales and marketing expense	73,679	54,115
General and administrative expense	462,759	465,905

Total	$717,927	$992,165

        As of December 31, 2016, the Company had $1,263,950 of unrecognized stock-based compensation expense for options and restricted stock units outstanding, which is expected to be recognized over a weighted-average period of 1.9 years.

        The estimated grant-date fair value of employee stock options was calculated using the Black-Scholes option-pricing model using the following assumptions:

Years Ended December 31,
	2016	2015
Weighted-average volatility	66.25 - 72.08%	55.43 - 61.51%
Weighted-average expected term (years)	5.00 - 5.82	5.15 - 5.82
Risk-free interest rate	1.10 - 2.15%	1.60 - 1.84%
Expected dividend yield	—	—

        The estimated grant-date fair value of non-employee stock options was calculated using the Black-Scholes option-pricing model using the following assumptions:

	Years Ended December 31,
	2016	2015
Weighted-average volatility	78.30 - 80.04%	76.63%
Weighted-average expected term (years)	9.19 - 10.00	9.69
Risk-free interest rate	1.32 - 2.46%	2.25%
Expected dividend yield	—	—